METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED OCTOBER 24, 2005

TO PROSPECTUS DATED MAY 1, 2005

BLACKROCK STRATEGIC VALUE PORTFOLIO

Effective immediately, in the section of the prospectus describing the BlackRock Strategic Value Portfolio, all references to Tobias Welo under “Portfolio Management” are hereby deleted.

METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED OCTOBER 24, 2005

TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MAY 1, 2005

BLACKROCK STRATEGIC VALUE PORTFOLIO

Effective immediately, in the section of the of the SAI entitled “Portfolio Managers,” all references to Tobias Welo in the information provided for BlackRock Strategic Value Portfolio are hereby deleted.